Stockholders' Equity and Warrants (Details) - Schedule of Summarizes the Total Warrants Outstanding - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jan. 19, 2023
Class of Warrant or Right [Line Items]
Exercise Price Per Share (in Dollars per share)			$ 6
Outstanding, Beginning	276,500
New Issuance	84,000	276,500
Expired
Outstanding, Ending	110,500	276,500
Placement Agent Warrant [Member]
Class of Warrant or Right [Line Items]
Issue Date	July - Sept 2022	July - Sept 2022
Exercise Price Per Share (in Dollars per share)	$ 3	$ 3
Expiration Date	July - Sept 2027	July - Sept 2027
Outstanding, Beginning	11,500
New Issuance		11,500
Expired
Outstanding, Ending	11,500	11,500
Placement Agent Warrant one [Member]
Class of Warrant or Right [Line Items]
Issue Date	Nov 2022	Nov 2022
Exercise Price Per Share (in Dollars per share)	$ 1	$ 1
Expiration Date	Nov 2027	Nov 2027
Outstanding, Beginning	15,000
New Issuance		15,000
Expired
Outstanding, Ending	15,000	15,000
Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Issue Date	Nov 2022	Nov 2022
Exercise Price Per Share (in Dollars per share)	$ 1	$ 1
Expiration Date	Earlier of IPO or Nov 2027	Earlier of IPO or Nov 2027
Outstanding, Beginning	250,000
New Issuance		250,000
Expired
Outstanding, Ending		250,000